Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Expense [Abstract]
Employee post-retirement benefit plans contribution	$ 707	$ 739